Share Repurchase - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares	1,067,816
Payment for purchase of treasury stock	$ 11,675,955